UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 58.8%
FEDERAL AGENCY DISCOUNT NOTES†† - 21.1%
Federal Home Loan Bank
0.00% due 07/24/151,4	$33,000,000	$32,999,399
0.00% due 07/23/151,4	23,500,000	23,499,718
0.00% due 07/17/151,4	20,000,000	19,999,667
0.00% due 08/05/151,4	20,000,000	19,999,220
0.00% due 07/27/151,4	14,500,000	14,499,797
0.00% due 08/07/151,4	14,000,000	13,999,426
0.00% due 07/10/151,4	12,668,000	12,667,937
0.00% due 07/15/151,4	10,000,000	9,999,920
0.00% due 07/22/151,4	10,000,000	9,999,796
Fannie Mae
0.00% due 07/06/151,4	21,000,000	20,999,898
Total Federal Agency Discount Notes
(Cost $178,665,439)		178,664,778
COMMERCIAL PAPER†† - 34.2%
Bacardi USA, Inc.
0.45% due 07/15/152	16,000,000	15,997,199
Kellog Co.
0.35% due 07/02/15	15,000,000	14,999,854
American Water Capital Corp.
0.25% due 07/06/152	15,000,000	14,999,479
Ryder System, Inc.
0.34% due 07/08/15	15,000,000	14,998,950
Hasbro, Inc.
0.42% due 07/08/152	15,000,000	14,998,775
AON Corp.
0.40% due 07/10/152	15,000,000	14,998,500
Nissan Motor Acceptance Corp.
0.35% due 07/16/152	15,000,000	14,997,813
CVS Health Corp.
0.48% due 07/31/152	15,000,000	14,994,000
AirGas, Inc.
0.46% due 07/01/15	10,000,000	10,000,000
0.44% due 07/08/152	3,574,000	3,573,680
General Mills, Inc.
0.24% due 07/06/152	13,000,000	12,999,567
PepsiCo, Inc.
0.06% due 07/21/152	13,000,000	12,999,494
Clorox Co.
0.32% due 07/06/152	13,000,000	12,999,422
Reed Elsevier, Inc.
0.35% due 07/07/15	13,000,000	12,999,242
BMW US Capital LLC
0.11% due 08/11/152	13,000,000	12,998,223
Omnicom Capital, Inc.
0.35% due 07/20/15	13,000,000	12,996,981
Pall Corp.
0.40% due 07/23/152	13,000,000	12,996,822
V.F. Corp.
0.38% due 08/17/15	13,000,000	12,993,551
Walt Disney Co.
0.11% due 09/24/15	13,000,000	12,993,262
Bemis, Inc.
0.40% due 07/07/152	12,500,000	12,499,167
Sherwin-Williams Co.
0.24% due 07/10/152	12,000,000	11,999,250

	Face
	Amount	Value
SHORT TERM INVESTMENTS†† - 58.8% (continued)
COMMERCIAL PAPER†† - 34.2% (continued)
Harley-Davidson Financial Services, Inc.
0.20% due 07/20/152	$8,000,000	$7,999,156
Wal - Mart Stores, Inc.
0.07% due 07/13/152	4,242,000	4,241,901
CIGNA Corp.
0.23% due 07/13/15	1,929,000	1,928,852
Total Commercial Paper
(Cost $290,206,503)		290,203,140
ASSET BACKED SECURITIES†† - 3.4%
CNH Equipment Trust 2015-A
0.25% due 03/24/16	13,261,180	13,257,480
Volvo Financial Equipment LLC Series 2015-1A
0.35% due 03/15/162	9,241,090	9,241,090
CarMax Auto Owner Trust 2015-1
0.24% due 03/15/16	5,816,916	5,816,917
Macquarie Equipment Funding Trust 2014-A
0.26% due 09/21/152	657,516	657,516
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	214,782	214,782
Total Asset Backed Securities
(Cost $29,191,485)		29,187,785
MONEY MARKET INSTRUMENTS† - 0.1%
	Shares	Value
Dreyfus Treasury Prime Cash Management Institutional Shares
(Cost $430,108)	430,108	$430,108
Total Short Term Investments
(Cost $498,493,535)		498,485,811

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 25.3%
SPST 2015-1 A
2015-1A, 1.18% due 03/24/16†††	$21,500,000	$21,497,851
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due 01/25/242,3	17,750,000	17,705,625
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.14% due 10/15/262,3	12,000,000	12,022,800
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due 04/28/262,3	11,000,000	10,960,400
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/243	10,500,000	10,468,500
MCF CLO I LLC
2013-1A, 1.93% due 04/20/232,3	10,000,000	9,960,000
Telos CLO 2014-5 Ltd.
2014-5A, 1.82% due 04/17/252,3	9,900,000	9,900,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.13% due 04/15/252,3	9,900,000	9,900,000

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 25.3% (continued)
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.18% due 10/25/262,3	$8,750,000	$8,767,500
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.60% due 11/21/402,3	8,602,809	8,424,731
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.73% due 01/16/262,3	8,250,000	8,217,825
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/192	7,054,185	7,094,775
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/232,3	7,000,000	6,996,500
Portola CLO Ltd.
2007-1A, 2.42% due 11/15/212,3	6,500,000	6,509,100
Lime Street CLO Corp.
2007-1A, 1.23% due 06/20/212,3	6,000,000	5,724,600
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.08% due 10/22/262,3	5,490,000	5,478,471
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.38% due 06/02/252,3	5,500,000	5,402,650
Centurion CDO 9 Ltd.
2005-9A, 0.52% due 07/17/192,3	5,336,516	5,289,554
Babson CLO Ltd.
2007-1X, 0.50% due 01/18/21	4,689,352	4,642,458
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	2,722,790	2,704,275
2006-1A, 1.75% due 08/08/202,3	1,750,000	1,692,775
Race Point III Clo Ltd.
2006-3, 1.93% due 04/15/202,3	4,305,000	4,241,717
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/192,3	3,750,000	3,625,125
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/162	3,502,981	3,501,870
Flagship CLO VI
2007-1A, 2.68% due 06/10/212,3	3,250,000	3,190,525
AMMC CLO 15 Ltd.
2014-15A, 1.58% due 12/09/262,3	3,000,000	3,000,600

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 25.3% (continued)
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due 04/13/252,3	$3,000,000	$2,990,100
Madison Park Funding V Ltd.
2007-5A, 1.73% due 02/26/212,3	3,000,000	2,885,400
TICP CLO I Ltd.
2014-1A, 1.78% due 04/26/262,3	2,000,000	2,000,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.73% due 04/24/262,3	2,000,000	1,994,200
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.88% due 07/25/252,3	2,000,000	1,970,800
Avenue CLO III Ltd.
2006-3A, 1.94% due 07/20/182,3	1,700,000	1,696,770
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/462,3	1,505,879	1,456,637
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,3	1,469,260	1,439,434
Sands Point Funding Ltd.
2006-1A, 0.54% due 07/18/202,3	706,595	705,889
Southfork CLO Ltd.
2005-1A, 1.33% due 02/01/172,3	345,450	345,139
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	81,430	81,440
Total Asset Backed Securities
(Cost $214,270,426)		214,486,036
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5%
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.04% due 12/15/272,3	20,000,000	19,953,540
CSMC Series 2014-7R
2014-7R,0.33% due 10/27/362,3	10,703,928	10,208,335
2014-7R,0.34% due 12/27/372,3	8,128,681	7,832,797
CSMC Series 2014-9R
2014-9R,0.33% due 06/27/362,3	18,311,708	17,594,950
Banc of America Funding 2012-R4 Trust
2012-R4,0.44% due 03/04/392,3	11,579,232	11,345,332
CSMC Series 2014-5R
2014-5R,0.41% due 04/27/372,3	9,935,000	9,449,179
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.37% due 11/26/362,3	7,674,130	7,486,958

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5% (continued)
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.05% due 08/15/312,3	$3,365,000	$3,356,042
2014-FL2,1.18% due 08/15/312,3	2,281,066	2,276,278
2014-FL2,1.63% due 08/15/312,3	1,800,000	1,804,925
CSMC Series 2014-2R
2014-2R,0.38% due 02/27/462,3	7,163,241	6,651,270
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.24% due 04/15/322,3	6,350,000	6,317,475
CSMC Series 2014-6R
2014-6R,0.36% due 09/27/362,3	6,093,835	5,789,436
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/212,3,5	3,098,429	3,099,049
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.14% due 07/13/312,3	1,022,284	1,018,074
Total Collateralized Mortgage Obligations
(Cost $114,353,396)		114,183,640
CORPORATE BONDS†† - 4.6%
Financial - 3.1%
Royal Bank of Scotland Group plc
1.22% due 03/31/173	7,950,000	7,955,470

	Face
	Amount	Value
CORPORATE BONDS†† - 4.6% (continued)
Financial - 3.1% (continued)
Citigroup, Inc.
1.24% due 07/25/163	$4,620,000	$4,633,083
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,500,000	3,518,848
Macquarie Bank Ltd.
1.07% due 03/24/172,3	2,650,000	2,662,839
JPMorgan Chase & Co.
0.90% due 02/26/163	2,380,000	2,383,249
Nomura Holdings, Inc.
1.74% due 09/13/163	1,900,000	1,913,946
Goldman Sachs Group, Inc.
1.48% due 04/30/183	1,790,000	1,808,883
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,374,089
Total Financial		26,250,407
Basic Materials - 1.5%
Glencore Funding LLC
1.44% due 05/27/162,3	6,845,000	6,863,125
Rio Tinto Finance USA plc
1.12% due 06/17/163	4,740,000	4,752,035
Anglo American Capital plc
1.23% due 04/15/162,3	1,000,000	997,650
Total Basic Materials		12,612,810
Total Corporate Bonds
(Cost $38,869,584)		38,863,217
Total Investments - 102.2%
(Cost $865,986,941)		$866,018,704
Other Assets & Liabilities, net - (2.2)%		(19,009,780)
Total Net Assets - 100.0%		$847,008,924

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Zero coupon bond.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $504,550,387 (cost $509,103,055), or 59.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Floating or variable rate coupon. The rate shown is as of June 30, 2015.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 0.4% of net assets as of June 30, 2015.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.25%
due 09/01/21	9/25/2014	$3,098,429	$3,099,049

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount/Shares	Value
SHORT TERM INVESTMENTS- 22.1%
ASSET BACKED SECURITIES†† - 9.3%
CarMax Auto Owner Trust 2015-2
0.35% due 05/16/16	$7,353,220	$7,353,226
Volvo Financial Equipment LLC Series 2015-1A
0.35% due 03/15/161	6,260,093	6,260,093
Porsche Innovative Lease Owner Trust 2015-1
0.32% due 05/23/161	5,756,281	5,756,287
CNH Equipment Trust 2015-A
0.25% due 03/24/16	4,546,690	4,545,422
California Republic Auto Receivables Trust 2015-2
0.39% due 06/15/16	3,000,000	3,000,003
CarMax Auto Owner Trust 2015-1
0.24% due 03/15/16	1,938,973	1,938,973
Macquarie Equipment Funding Trust 2014-A
0.26% due 09/21/151	219,172	219,172
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	47,729	47,729
Total Asset Backed Securities
(Cost $29,122,158)		29,120,905
COMMERCIAL PAPER†† - 9.1%
Ryder System, Inc.
0.36% due 07/08/15	4,000,000	3,999,720
0.36% due 08/04/15	1,100,000	1,099,626
Pall Corp.
0.40% due 07/23/151	5,000,000	4,998,778
Kellog Co.
0.35% due 07/02/151	4,000,000	3,999,961
PepsiCo, Inc.
0.06% due 07/21/151	4,000,000	3,999,844
American Water Capital Corp.
0.27% due 07/09/151	4,000,000	3,999,760
Nissan Motor Acceptance Corp.
0.35% due 07/16/151	4,000,000	3,999,417
VF Corp.
0.30% due 07/15/151	2,500,000	2,499,708
Total Commercial Paper
(Cost $28,596,814)		28,596,814
FEDERAL AGENCY DISCOUNT NOTES†† - 1.6%
Federal Home Loan Bank
0.00% due 07/10/152,6	2,400,000	2,399,979
0.00% due 07/08/152,6	1,000,000	999,992
Fannie Mae
0.00% due 07/06/152,6	1,500,000	1,499,993
Total Federal Agency Discount Notes
(Cost $4,899,964)		4,899,964
REPURCHASE AGREEMENT††,3 - 2.0%
Jefferies & Company, Inc.
1.69% due 08/10/15	3,304,000	3,304,000
3.18% due 07/09/15	1,947,000	1,947,000
3.19% due 07/22/15	1,000,000	1,000,000
Total Repurchase Agreement
(Cost $6,251,000)		6,251,000

	Shares	Value
SHORT TERM INVESTMENTS - 22.1% (continued)
MONEY MARKET INSTRUMENTS† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares
(Cost $299,443)	$299,443	$299,443
Total Short Term Investments
(Cost $69,169,379)		69,168,126

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.6%
SPST 2015-1 A
2015-1A, 1.18% due 03/24/16†††	9,250,000	9,249,075
CNH Equipment Trust 2015-B
2015-B, 0.38% due 06/03/16	8,138,402	8,138,409
MT Wilson Clo II Ltd.
2007-2A, 1.28% due 07/11/201,4	8,000,000	7,770,000
MMAF Equipment Finance LLC 2015-A
2015-AA, 0.39% due 06/03/161	7,070,493	7,073,357
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due 01/25/241,4	6,750,000	6,733,125
Ford Credit Auto Lease Trust 2015-A
2015-A, 0.32% due 05/16/161	5,925,378	5,925,378
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/231,4	5,500,000	5,497,250
Hyundai Auto Lease Securitization Trust 2015-B
2015-B, 0.38% due 06/15/161	5,000,000	5,000,000
ARES XII CLO Ltd.
2007-12A, 2.28% due 11/25/201,4	5,000,000	4,962,500
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 04/13/251,4	4,450,000	4,435,315
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.17% due 10/15/261,4	4,000,000	4,007,600
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.17% due 04/28/261,4	2,700,000	2,690,280
2014-3A, 2.77% due 04/28/261,4	900,000	889,380
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.18% due 10/25/261,4	3,500,000	3,507,000
ACAS CLO Ltd.
2014-1AR, 2.60% due 09/20/231,4	3,500,000	3,493,000
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/244	3,500,000	3,489,500
AMMC CLO 15 Ltd.
2014-15A, 1.58% due 12/09/261,4	3,000,000	3,000,600

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.6% (continued)
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/231,4	$3,000,000	$2,996,400
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.87% due 04/15/251,4	2,000,000	1,971,400
2014-1A, 2.13% due 04/15/251,4	1,000,000	1,000,000
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/391,4	3,147,320	2,948,095
Babson CLO Ltd.
2007-1X, 0.50% due 01/18/21	2,969,923	2,940,224
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.60% due 11/21/401,4	2,808,316	2,750,184
Telos CLO 2014-5 Ltd.
2014-5A, 1.82% due 04/17/251,4	2,000,000	2,000,000
2014-5A, 2.42% due 04/17/251,4	750,000	741,750
CFIP CLO 2014-1 Ltd.
2014-1A, 1.75% due 04/13/251,4	2,700,000	2,691,090
Centurion CDO 9 Ltd.
2005-9A, 0.52% due 07/17/191,4	2,668,258	2,644,777
MCF CLO I LLC
2013-1A, 1.93% due 04/20/231,4	2,600,000	2,589,600
Structured Asset Investment Loan Trust
2005-1, 0.91% due 02/25/351,4	1,500,000	1,404,956
2005-2, 0.92% due 03/25/354	1,200,000	1,118,521
Highbridge Loan Management 2012-1 Ltd.
2012-1, 2.53% due 09/20/221,4	2,500,000	2,499,750
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/231,4	2,500,000	2,494,000
GCAT LLC
2014-2, 3.72% due 10/25/191,5	2,351,395	2,364,925
GSAMP Trust
2005-HE6, 0.63% due 11/25/354	2,400,000	2,230,663
First Frankin Mortgage Loan Trust
2006-FF4, 0.37% due 03/25/364	2,261,183	2,176,215
Lime Street CLO Corp.
2007-1A, 1.23% due 06/20/211,4	2,250,000	2,146,725
ACIS CLO 2014-3 Ltd.
2014-3A, 1.79% due 02/01/261,4	2,125,000	2,110,125

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.6% (continued)
Madison Park Funding VIII Ltd.
2014-8AR, 2.48% due 04/22/221,4	$2,100,000	$2,085,510
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/364	2,150,000	1,995,983
ACIS CLO 2015-6 Ltd.
2015-6A, 1.89% due 05/01/271,4	2,000,000	1,989,200
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.08% due 10/22/261,4	1,850,000	1,846,115
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,4	1,819,084	1,782,156
Ares XXIII CLO Ltd.
2014-1AR, 2.48% due 04/19/231,4	1,750,000	1,748,425
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	1,588,294	1,577,494
Regatta V Funding Ltd.
2014-1A, 3.43% due 10/25/261,4	1,500,000	1,513,800
TICP CLO I Ltd.
2014-1A, 1.78% due 04/26/261,4	1,500,000	1,500,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.73% due 04/24/261,4	1,500,000	1,495,650
Marathon CLO VI Ltd.
2014-6A, 2.33% due 05/13/251,4	1,500,000	1,487,700
CIFC Funding 2007-II Ltd.
2007-2A, 1.88% due 04/15/211,4	1,500,000	1,452,000
Regatta Funding Ltd.
2007-1A, 1.59% due 06/15/201,4	1,400,000	1,369,480
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due 07/15/231,4	1,350,000	1,344,735
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.40% due 06/02/251,4	1,250,000	1,227,875
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/191,4	1,250,000	1,208,375
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.78% due 04/25/261,4	1,200,000	1,177,560
Venture VI CDO Ltd.
2006-1A, 1.76% due 08/03/201,4	1,200,000	1,152,240
LCM X, LP
2014-10AR, 3.12% due 04/15/221,4	1,100,000	1,102,200

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.6% (continued)
CIFC Funding 2012-III Ltd.
2013-3A, 3.28% due 01/29/251,4	$1,000,000	$1,000,000
Cent CLO 16, LP
2014-16AR, 2.53% due 08/01/241,4	1,000,000	999,100
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.73% due 01/16/261,4	1,000,000	996,100
Flagship CLO VI
2007-1A, 2.68% due 06/10/211,4	1,000,000	981,700
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/161	980,835	980,524
CIFC Funding 2007-I Ltd.
2007-1A, 1.78% due 05/10/211,4	1,000,000	965,800
Madison Park Funding V Ltd.
2007-5A, 1.73% due 02/26/211,4	1,000,000	961,800
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/371,4	1,000,000	954,589
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/211,4	900,000	882,180
Westbrook CLO Ltd.
2006-1A, 1.98% due 12/20/201,4	850,000	821,100
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.33% due 05/25/364	849,414	787,067
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/374	784,577	746,046
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.88% due 07/25/251,4	750,000	739,050
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.88% due 04/20/251,4	750,000	738,900
Black Diamond CLO Ltd.
2005-2X, 0.95% due 01/07/18	750,000	730,575
NYLIM Flatiron CLO Ltd.
2006-1A, 1.75% due 08/08/201,4	750,000	725,475
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.44% due 12/25/354	753,749	710,785
Sands Point Funding Ltd.
2006-1A, 0.54% due 07/18/201,4	640,558	639,918

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.6% (continued)
TICP CLO II Ltd.
2014-2A, 2.33% due 07/20/261,4	$600,000	$591,420
Marathon CLO IV Ltd.
2012-4A, 1.67% due 05/20/231,4	500,000	499,350
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/211,4	500,000	498,250
Brentwood CLO Corp.
2006-1A, 0.55% due 02/01/221,4	485,397	480,495
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/211,4	450,000	440,730
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.78% due 11/24/20	400,000	385,640
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/231	226,672	229,879
Southfork CLO Ltd.
2005-1A, 1.33% due 02/01/171,4	115,150	115,046
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	24,618	24,621
Total Asset Backed Securities
(Cost $177,231,655)		177,363,807
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6%
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.04% due 12/15/271,4	7,000,000	6,983,739
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.17% due 07/15/311,4	4,500,000	4,490,469
2014-FL5,2.29% due 07/15/311,4	2,250,000	2,242,010
CSMC Series 2014-9R
2014-9R,0.31% due 06/27/361,4	6,056,260	5,819,206
CSMC Series 2014-7R
2014-7R,0.33% due 10/27/361,4	3,004,551	2,865,440
2014-7R,0.34% due 12/27/371,4	2,830,884	2,727,840
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.54% due 07/13/311,4	4,500,000	4,483,089
2014-FL4,1.14% due 07/13/311,4	326,358	325,014
Banc of America Funding 2012-R4 Trust
2012-R4,0.44% due 03/04/391,4	4,307,597	4,220,584

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
Morgan Stanley Capital I Trust
2015-XLF1,2.39% due 08/13/191,4	$4,000,000	$4,000,308
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.29% due 06/15/281,4	2,000,000	1,995,676
2014-ICTS,1.59% due 06/15/281,4	1,500,000	1,495,278
CSMC Series 2014-ICE
2014-ICE,2.34% due 04/15/271,4	3,500,000	3,483,746
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/411,4	3,531,317	3,312,375
CSMC Series 2014-2R
2014-2R,0.38% due 02/27/461,4	2,796,379	2,596,516
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.37% due 11/26/361,4	2,221,459	2,167,277
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.24% due 04/15/321,4	2,100,000	2,089,244
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.05% due 08/15/311,4	900,000	897,604
2014-FL2,1.18% due 08/15/311,4	615,526	614,234
2014-FL2,1.63% due 08/15/311,4	500,000	501,368
BLCP Hotel Trust
2014-CLRN,1.54% due 08/15/291,4	2,000,000	1,996,828
CSMC Series 2014-5R
2014-5R,0.41% due 04/27/371,4	1,900,000	1,807,090
CSMC Series 2014-6R
2014-6R,0.36% due 09/27/361,4	1,713,126	1,627,552
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.19% due 02/15/311,4	1,600,000	1,593,917
COMM 2014-KYO Mortgage Trust
2014-KYO,2.54% due 06/11/271,4	1,400,000	1,396,489
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/211,4,7	938,918	939,106
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/461,4	547,592	529,686

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.6% (continued)
HarborView Mortgage Loan Trust
2006-12,0.38% due 01/19/384	$409,543	$345,340
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/474	157,031	149,595
Total Collateralized Mortgage Obligation
(Cost $67,825,279)		67,696,620
CORPORATE BONDS†† - 5.0%
Financial - 2.8%
Royal Bank of Scotland Group plc
1.22% due 03/31/174	1,750,000	1,751,204
Citigroup, Inc.
1.24% due 07/25/164	1,440,000	1,444,077
International Lease Finance Corp.
2.24% due 06/15/164	1,390,000	1,388,263
Credit Suisse USA, Inc.
5.13% due 08/15/15	1,000,000	1,005,385
Macquarie Bank Ltd.
1.07% due 03/24/171,4	800,000	803,876
JPMorgan Chase & Co.
0.90% due 02/26/164	740,000	741,010
Nomura Holdings, Inc.
1.74% due 09/13/164	590,000	594,331
Goldman Sachs Group, Inc.
1.48% due 04/30/184	550,000	555,802
Ameriprise Financial, Inc.
5.65% due 11/15/15	350,000	356,245
Total Financial		8,640,193
Basic Materials - 1.5%
Glencore Funding LLC
1.44% due 05/27/161,4	2,130,000	2,135,640
Rio Tinto Finance USA plc
1.12% due 06/17/164	1,480,000	1,483,758
Cemex SAB de CV
5.28% due 09/30/151,4	1,000,000	1,000,000
Total Basic Materials		4,619,398
Communications - 0.4%
Level 3 Financing, Inc.
3.91% due 01/15/184	1,380,000	1,386,900
Consumer, Non-cyclical - 0.3%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	910,000	954,363
Total Corporate Bonds
(Cost $15,618,601)		15,600,854
Total Investments - 105.3%
(Cost $329,844,914)		$329,829,407
Other Assets & Liabilities, net - (5.3)%		(16,530,524)
Total Net Assets - 100.0%		$313,298,883

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a) (2) security. The total market value of 144A or Section 4(a) (2) securities is $247,109,417 (cost $247,133,754), or 78.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Zero coupon rate security.
3	Repurchase Agreement —See Note 5.
4	Variable rate security. Rate indicated is rate effective at June 30, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
7
These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.3% of net assets as of June 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$938,918	$939,106

plc	Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS – 11.8%
Commercial Paper†† - 5.4%
Ryder System, Inc.
0.36% due 08/04/15	$2,400,000	$2,399,184
American Water Capital Corp.
0.27% due 07/09/151	2,000,000	1,999,880
Pall Corp.
0.40% due 07/23/151	2,000,000	1,999,511
VF Corp.
0.30% due 07/15/151	1,500,000	1,499,825
CIGNA Corp.
0.23% due 07/13/15	500,000	499,962
Total Commercial Paper
(Cost $8,398,362)		8,398,362
Asset Backed Securities†† - 3.1%
CNH Equipment Trust 2015-A
2015-A, 0.25% due 03/24/16	3,031,127	3,030,281
California Republic Auto Receivables Trust 2015-2
2015-2, 0.39% due 06/15/16	1,000,000	1,000,001
Volvo Financial Equipment LLC Series 2015-1A
2015-1A, 0.35% due 03/15/161	745,249	745,249
Harley-Davidson Motorcycle Trust 2015-1
2015-1, 0.25% due 02/16/16	47,729	47,729
Total Asset Backed Securities
(Cost $4,824,105)		4,823,260
Repurchase Agreements††,2 - 1.7%
Jefferies & Company, Inc.
1.69% due 08/10/15	1,839,000	1,839,000
2.69% due 07/07/15	489,000	489,000
3.19% due 07/22/15	200,000	200,000
2.68% due 07/07/15	91,000	91,000
Total Repurchase Agreements
(Cost $2,619,000)		2,619,000
Federal Agency Discount Notes†† - 1.4%
Fannie Mae
0.00% due 07/06/153,7	2,100,000	2,099,990
Total Federal Agency Discount Notes
(Cost $2,099,990)		2,099,990

	Shares	Value
Money Market Instruments† - 0.2%
Dreyfus Treasury Prime Cash Management
Institutional Shares	253,692	253,692
Total Money Market Instruments
(Cost $253,692)		253,692
Total Short Term Investments
(Cost $18,195,149)		18,194,304

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.1%
SPST 2015-1 A
2015-1A, 1.18% due 03/24/16†††	$5,000,000	$4,999,500
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/231,4	4,500,000	4,497,750
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.18% due 10/25/261,4	2,750,000	2,755,500
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due 01/25/241,4	2,750,000	2,743,125
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.17% due 04/28/261,4	1,200,000	1,195,680
2014-3A, 2.77% due 04/28/261,4	1,200,000	1,185,840
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/191,4	2,300,000	2,223,410
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 04/13/251,4	2,200,000	2,192,740
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.18% due 10/15/261,4	2,000,000	2,003,800
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/244	2,000,000	1,994,000
Rampart CLO 2007 Ltd.
2007-1A, 2.15% due 10/25/211,4	2,000,000	1,970,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.53% due 08/21/261,4	1,800,000	1,784,340
Telos CLO 2014-5 Ltd.
2014-5A, 1.82% due 04/17/251,4	1,200,000	1,200,000
2014-5A, 2.42% due 04/17/251,4	500,000	494,500
Cifc Funding 2007-II Ltd.
2007-2A, 1.88% due 04/15/211,4	1,750,000	1,694,000
CFIP CLO 2014-1 Ltd.
2014-1A, 1.75% due 04/13/251,4	1,650,000	1,644,555
GSAMP Trust 2005-HE6
2005-HE6, 0.63% due 11/25/354	1,725,000	1,603,289
MCF CLO I LLC
2013-1A, 1.93% due 04/20/231,4	1,600,000	1,593,600
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/211,4	850,000	833,170
2007-4A, 1.28% due 11/14/211,4	750,000	725,550

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.1% (continued)
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/231,4	$1,500,000	$1,498,200
Triaxx Prime CDO 2006-2 Ltd.
2006-2A, 0.45% due 10/02/391,4	1,573,660	1,474,048
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.13% due 04/15/251,4	600,000	600,000
2014-1A, 2.88% due 04/15/251,4	600,000	591,420
2014-1A, 3.98% due 04/15/251,4	250,000	250,000
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,4	1,422,617	1,393,738
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.78% due 04/25/261,4	1,400,000	1,373,820
Madison Park Funding VIII Ltd.
2014-8AR, 2.48% due 04/22/221,4	1,300,000	1,291,030
ACAS CLO 2012-1 Ltd.
2014-1AR, 2.60% due 09/20/231,4	1,250,000	1,247,500
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/231,4	1,250,000	1,247,000
TICP CLO I Ltd.
2014-1A, 1.78% due 04/26/261,4	1,200,000	1,200,000
CIFC Funding 2012-III Ltd.
2013-3A, 3.28% due 01/29/251,4	1,200,000	1,200,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.73% due 04/24/261,4	1,200,000	1,196,520
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/191,5	1,175,698	1,182,463
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.38% due 07/25/231,4	1,100,000	1,099,010
TICP CLO II Ltd.
2014-2A, 2.33% due 07/20/261,4	1,100,000	1,084,270
Encore Credit Receivables Trust 2005-4
2005-4, 0.63% due 01/25/364	1,100,000	1,021,200
Regatta V Funding Ltd.
2014-1A, 3.43% due 10/25/261,4	1,000,000	1,009,200
LCM X, LP
2014-10AR, 3.12% due 04/15/221,4	1,000,000	1,002,000
Adirondack Park CLO Limited 2013-1A
2013-1A, 3.25% due 04/15/241,4	1,000,000	1,000,000
Voya CLO Ltd.
2015-3AR, 3.21% due 10/15/221,4	1,000,000	1,000,000

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.1% (continued)
Ares XXIII CLO Ltd.
2014-1AR, 2.48% due 04/19/231,4	$1,000,000	$999,100
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.08% due 10/22/261,4	1,000,000	997,900
Venture XI CLO Ltd.
2015-11AR, 2.23% due 11/14/221,4	1,000,000	997,700
ACIS CLO 2015-6 Ltd.
2015-6A, 1.86% due 05/01/271,4	1,000,000	994,600
Acis CLO 2014-3 Ltd.
2014-3A, 1.79% due 02/01/261,4	1,000,000	993,000
Marathon CLO VI Ltd.
2014-6A, 2.33% due 05/13/251,4	1,000,000	991,800
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.40% due 06/02/251,4	1,000,000	982,300
CIFC Funding 2007-I Ltd.
2007-1A, 1.78% due 05/10/211,4	1,000,000	965,800
WhiteHorse IV Ltd.
2007-4A, 1.73% due 01/17/201,4	1,000,000	965,500
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/241,4	1,000,000	929,000
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.60% due 11/21/401,4	936,105	916,728
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.44% due 12/25/354	949,166	895,063
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/161	840,715	840,449
Regatta Funding Ltd.
2007-1A, 1.59% due 06/15/201,4	850,000	831,470
Westbrook CLO Ltd.
2006-1A, 1.98% due 12/20/201,4	850,000	821,100
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due 07/15/231,4	800,000	796,880
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.91% due 02/25/351,4	850,000	796,141
MMAF Equipment Finance LLC 2015-A
2015-AA, 0.39% due 06/03/161	785,610	785,929
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/211,4	750,000	747,375
Centurion CDO 9 Ltd.
2005-9A, 0.52% due 07/17/191,4	711,535	705,274

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.1% (continued)
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.92% due 03/25/354	$700,000	$652,471
Finn Square CLO Ltd.
2012-1A, 3.08% due 12/24/231,4	600,000	600,000
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.73% due 01/16/261,4	600,000	597,660
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/374	622,250	591,692
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due 10/17/221,4	600,000	588,420
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/371,4	600,000	572,753
Franklin CLO VI Ltd.
2007-6A, 0.51% due 08/09/191,4	553,620	538,506
CIFC Funding 2012-I Ltd.
2014-1AR, 2.38% due 08/14/241,4	500,000	500,050
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.18% due 07/20/231,4	500,000	500,000
Telos CLO 2006-1 Ltd.
2006-1A, 0.77% due 10/11/211,4	500,000	495,450
Flagship CLO VI
2007-1A, 2.68% due 06/10/1,4	500,000	490,850
Madison Park Funding V Ltd.
2007-5A, 1.73% due 02/26/211,4	500,000	480,900
Lime Street CLO Corp.
2007-1A, 1.23% due 06/20/211,4	500,000	477,050
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.33% due 05/25/364	485,379	449,752
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/211,4	450,000	440,730
Sands Point Funding Ltd.
2006-1A, 0.54% due 07/18/201,4	389,618	389,228
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.78% due 11/24/20	400,000	385,640
Babson CLO Ltd.
2007-1X, 0.50% due 01/18/21	312,623	309,497
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.88% due 07/25/251,4	250,000	246,350

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 58.1% (continued)
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.88% due 04/20/251,4	$250,000	$246,300
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/231	226,672	229,879
Southfork CLO Ltd.
2005-1A, 1.33% due 02/01/171,4	115,150	115,046
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	15,150	15,152
Total Asset Backed Securities
(Cost $90,008,228)		90,162,253
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.0%
CSMC Series 2014-7R
2014-7R,0.34% due 12/27/371,4	2,628,678	2,532,995
2014-7R,0.33% due 10/27/361,4	2,575,330	2,456,092
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.04% due 12/15/271,4	3,000,000	2,993,032
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.29% due 06/15/161,4	1,000,000	997,838
2014-ICTS,1.59% due 06/15/161,4	1,000,000	996,852
2014-ICTS,2.09% due 06/15/281,4	500,000	498,283
Banc of America Funding 2012-R4 Trust
2012-R4,0.44% due 03/04/391,4	2,256,361	2,210,782
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.24% due 04/15/321,4	2,200,000	2,188,731
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.23% due 08/15/311,4	800,000	797,870
2014-FL2,1.18% due 08/15/311,4	724,148	722,628
2014-FL2,1.63% due 08/15/311,4	500,000	501,368
Morgan Stanley Capital I Trust 2015-XLF1
2015-XLF1,2.39% due 08/13/191,4	2,000,000	2,000,154
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.17% due 07/15/311,4	1,000,000	997,882
2014-FL5,2.29% due 07/15/1,4	1,000,000	996,449
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.36% due 11/26/361,4	2,019,508	1,970,252
Banc of America Funding 2013-R1 Ltd.
2013-R1,0.38% due 11/03/411,4	2,017,895	1,892,786

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.0% (continued)
CSMC Series 2014-2R
2014-2R,0.38% due 02/27/461,4	$2,029,630	$1,884,568
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/214,6	1,502,269	1,502,569
CSMC Series 2014-5R
2014-5R,0.41% due 04/27/371,4	1,350,000	1,283,985
CSMC Series 2014-6R
2014-6R,0.36% due 09/27/361,4	1,060,507	1,007,532
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.54% due 07/13/311,4	1,000,000	996,242
COMM 2014-KYO Mortgage Trust
2014-KYO,2.54% due 06/11/271,4	800,000	797,994
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.19% due 02/15/311,4	750,000	747,149
CSMC Series 2014-ICE
2014-ICE,2.34% due 04/15/271,4	700,000	696,749
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/461,4	547,592	529,686
BLCP Hotel Trust
2014-CLRN,1.54% due 08/15/291,4	500,000	499,207
HarborView Mortgage Loan Trust
2006-12,0.38% due 01/19/384	577,084	486,615
CSMC Series 2014-9R
2014-9R,0.31% due 06/25/361,4	403,751	387,947
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/474	207,280	197,465
Total Collateralized Mortgage Obligations
(Cost $35,814,279)		35,771,702
CORPORATE BONDS†† - 7.5%
Financial - 3.8%
International Lease Finance Corp.
2.24% due 06/15/164	1,090,000	1,088,637
Royal Bank of Scotland Group plc
1.22% due 03/31/174	1,050,000	1,050,722
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,020,372
Citigroup, Inc.
1.24% due 07/25/164	940,000	942,662
Macquarie Bank Ltd.
1.07% due 03/24/171,4	550,000	552,665
JPMorgan Chase & Co.
0.90% due 02/26/164	480,000	480,655
Nomura Holdings, Inc.
1.74% due 09/13/164	390,000	392,863

	Face
	Amount	Value
CORPORATE BONDS†† - 7.5% (continued)
Goldman Sachs Group, Inc.
1.48% due 04/30/184	$360,000	$363,798
Total Financial		5,892,374
Basic Materials - 1.5%
Glencore Funding LLC
1.44% due 05/27/161,4	1,390,000	1,393,681
Rio Tinto Finance USA plc
1.12% due 06/17/164	970,000	972,463
Total Basic Materials		2,366,144
Communications - 0.7%
Level 3 Financing, Inc.
3.91% due 01/15/184	1,080,000	1,085,400
Consumer, Non-cyclical - 0.6%
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	936,000	981,630
Diversified - 0.6%
HRG Group, Inc.
7.88% due 07/15/19	900,000	949,500
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	236,000	247,505
Utilities - 0.1%
AES Corp.
3.28% due 06/01/194	200,000	200,000
Total Corporate Bonds
(Cost $11,750,127)		11,722,553
SENIOR FLOATING RATE INTERESTS††,4 - 1.7%
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	444,234	440,266
EMI Music Publishing
3.75% due 06/29/18	270,851	270,242
Total Communications		710,508
Financial - 0.4%
First Data Corp.
3.68% due 03/23/18	650,000	647,329
Consumer, Cyclical - 0.4%
Party City Holdings, Inc.
4.00% due 07/27/19	594,234	592,843
Technology - 0.3%
LANDesk Group, Inc.
5.00% due 02/25/20	295,896	294,910
Infor, Inc.
3.75% due 06/03/20	232,094	228,710
Total Technology		523,620
Basic Materials - 0.1%
CPG International, Inc.
4.75% due 09/30/20	129,836	128,538
Total Senior Floating Rate Interests
(Cost $2,611,139)		2,602,838
Total Investments – 102.1%
(Cost $158,378,922)		$158,453,650
Other Assets & Liabilities, net - (2.1)%		(3,157,506)
Total Net Assets - 100.0%		$155,296,144

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $118,608,753  (cost $118,504,574), or 76.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	Repurchase Agreement – See Note5.
3	Zero coupon rate security.
4	Variable rate security. Rate indicated is rate effective at June 30, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6
Security is a 144A or Section 4(a)(2) security.  These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  These securities represent 1.0% of net assets as of June 30, 2015.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$1,500,655	$1,502,569

7	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc	Public Limited Company

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 10.0%
ASSET BACKED SECURITIES†† - 3.0%
CNH Equipment Trust 2015-A
0.25% due 03/24/16	$1,894,454	$1,893,926
California Republic Auto Receivables Trust 2015-2
0.39% due 06/15/16	1,000,000	1,000,001
CarMax Auto Owner Trust 2015-2
0.35% due 05/16/16	817,024	817,025
Harley-Davidson Motorcycle Trust 2015-1
0.25% due 02/16/16	47,729	47,729
Total Asset Backed Securities
(Cost $3,759,208)		3,758,681
COMMERCIAL PAPER†† - 2.2%
Ryder System, Inc.
0.36% due 08/04/15	1,500,000	1,499,490
PepsiCo, Inc.
0.06% due 07/21/152	1,250,000	1,249,951
Total Commercial Paper
(Cost $2,749,441)		2,749,441
U.S. AGENCY BONDS & NOTES†† - 2.9%
Federal Home Loan Bank
0.00% due 07/10/151,6	1,200,000	1,199,989
0.00% due 07/06/151,6	700,000	699,995
0.00% due 07/08/151,6	700,000	699,995
Fannie Mae
0.00% due 07/06/151,6	1,100,000	1,099,995
Total U.S. Agency Bonds & Notes
(Cost $3,699,974)		3,699,974
REPURCHASE AGREEMENT††,3 - 1.7%
Jefferies & Company, Inc.
1.69% due 08/10/15	1,646,000	1,646,000
3.18% due 07/09/15	453,000	453,000
Total Repurchase Agreement
(Cost $2,099,000)		2,099,000
MONEY MARKET INSTRUMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
(Cost $253,692)	253,692	253,692
Total Short Term Investments
(Cost $12,561,315)		12,560,788

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 59.3%

SPST 2015-1 A
2015-1A, 1.18% due 03/24/16†††	4,250,000	4,249,575
Lockwood Grove CLO Ltd.
2014-1A, 1.62% due 01/25/242,4	2,750,000	2,743,124
Cerberus Onshore II CLO LLC
2014-1A, 2.28% due 10/15/232,4	2,500,000	2,498,749

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 59.3% (continued)
Baker Street CLO II Ltd.
2006-1A, 1.01% due 10/15/192,4	$2,200,000	$2,126,740
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.17% due 10/15/262,4	2,000,000	2,003,800
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.33% due 10/24/244	2,000,000	1,993,999
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.17% due 04/28/262,4	1,000,000	996,400
2014-3A, 2.77% due 04/28/262,4	1,000,000	988,200
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 04/13/252,4	1,850,000	1,843,895
Steele Creek CLO Ltd.
2014-1A, 2.53% due 08/21/262,4	1,800,000	1,784,340
CIFC Funding 2007-II Ltd.
2007-2A, 1.88% due 04/15/212,4	1,750,000	1,694,000
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.38% due 07/25/232,4	1,550,000	1,548,605
GSAMP Trust
2005-HE6, 0.63% due 11/25/354	1,650,000	1,533,581
CFIP CLO 2014-1 Ltd.
2014-1A, 1.75% due 04/13/252,4	1,500,000	1,495,050
Duane Street CLO IV Ltd.
2007-4A, 2.53% due 11/14/212,4	750,000	735,150
2007-4A, 1.28% due 11/14/212,4	750,000	725,550
Structured Asset Investment Loan Trust
2005-1, 0.91% due 02/25/352,4	800,000	749,310
2005-2, 0.92% due 03/25/354	700,000	652,471
MCF CLO I LLC
2013-1A, 1.93% due 04/20/232,4	1,300,000	1,294,800
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.63% due 07/10/17†††,4	1,282,687	1,256,649
Marea CLO 2012-1 Ltd.
2015-1A, 2.09% due 10/15/232,4	1,250,000	1,248,500
ACAS CLO Ltd.
2014-1AR, 2.60% due 09/20/232,4	1,250,000	1,247,500
Telos CLO 2014-5 Ltd.
2014-5A, 1.82% due 04/17/252,4	1,000,000	1,000,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 59.3% (continued)
2014-5A, 2.42% due 04/17/252,4	$250,000	$247,250
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.13% due 04/15/252,4	500,000	500,000
2014-1A, 2.88% due 04/15/252,4	500,000	492,850
2014-1A, 3.98% due 04/15/252,4	250,000	250,000
Triaxx Prime CDO Ltd.
2006-2A, 0.45% due 10/02/392,4	1,311,383	1,228,373
Lime Street CLO Corp.
2007-1A, 1.23% due 06/20/212,4	1,250,000	1,192,625
GCAT LLC
2014-2, 3.72% due 10/25/192,5	1,175,698	1,182,463
Madison Park Funding VIII Ltd.
2014-8AR, 2.48% due 04/22/222,4	1,100,000	1,092,410
TICP CLO II Ltd.
2014-2A, 2.33% due 07/20/262,4	1,100,000	1,084,270
Encore Credit Receivables Trust
2005-4, 0.63% due 01/25/364	1,100,000	1,021,200
Regatta V Funding Ltd.
2014-1A, 3.43% due 10/25/262,4	1,000,000	1,009,200
LCM X, LP
2014-10AR, 3.12% due 04/15/222,4	1,000,000	1,002,000
CIFC Funding 2012-III Ltd.
2013-3A, 3.28% due 01/29/252,4	1,000,000	1,000,000
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.53% due 09/20/222,4	1,000,000	999,900
Ares XXIII CLO Ltd.
2014-1AR, 2.48% due 04/19/232,4	1,000,000	999,100
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.08% due 10/22/262,4	1,000,000	997,900
Venture XI CLO Ltd.
2015-11AR, 2.23% due 11/14/222,4	1,000,000	997,700
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/232,4	1,000,000	997,600
ACIS CLO 2015-6 Ltd.
2015-6A, 1.89% due 05/01/272,4	1,000,000	994,600
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.40% due 06/02/252,4	1,000,000	982,300

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 59.3% (continued)
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.78% due 04/25/262,4	$1,000,000	$981,300
CIFC Funding 2007-I Ltd.
2007-1A, 1.78% due 05/10/212,4	1,000,000	965,800
WhiteHorse IV Ltd.
2007-4A, 1.73% due 01/17/202,4	1,000,000	965,500
Rockwall CDO II Ltd.
2007-1A, 0.83% due 08/01/242,4	1,000,000	929,000
CNH Equipment Trust 2015-B
0.38% due 06/03/16	904,267	904,268
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/162	840,715	840,449
Babson CLO Ltd.
2007-1X, 0.50% due 01/18/21	781,559	773,743
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.23% due 10/20/212,4	750,000	747,375
Marathon CLO VI Ltd.
2014-6A, 2.33% due 05/13/252,4	750,000	743,850
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.44% due 12/25/354	781,666	737,111
Regatta Funding Ltd.
2007-1A, 1.59% due 06/15/202,4	750,000	733,650
Westbrook CLO Ltd.
2006-1A, 1.98% due 12/20/202,4	750,000	724,500
Centurion CDO 9 Ltd.
2005-9A, 0.52% due 07/17/192,4	711,535	705,274
TICP CLO I Ltd.
2014-1A, 1.78% due 04/26/262,4	600,000	600,000
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.73% due 04/24/262,4	600,000	598,260
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.18% due 07/20/232,4	550,000	550,000
Franklin CLO VI Ltd.
2007-6A, 0.51% due 08/09/192,4	553,620	538,506
CIFC Funding 2012-I Ltd.
2014-1AR, 2.38% due 08/14/242,4	500,000	500,050
Finn Square CLO Ltd.
2012-1A, 3.08% due 12/24/232,4	500,000	500,000

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 59.3% (continued)
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.73% due 01/16/262,4	$500,000	$498,050
Telos CLO 2006-1 Ltd.
2006-1A, 0.77% due 10/11/212,4	500,000	495,450
Flagship CLO VI
2007-1A, 2.68% due 06/10/212,4	500,000	490,850
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.82% due 10/17/222,4	500,000	490,350
NYLIM Flatiron CLO Ltd.
2006-1A, 1.75% due 08/08/202,4	500,000	483,650
Madison Park Funding V Ltd.
2007-5A, 1.73% due 02/26/212,4	500,000	480,900
CIT Mortgage Loan Trust
2007-1, 1.64% due 10/25/372,4	500,000	477,295
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	453,798	450,713
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.33% due 05/25/364	485,379	449,752
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/212,4	400,000	391,760
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.78% due 11/24/20	400,000	385,640
Sands Point Funding Ltd.
2006-1A, 0.54% due 07/18/202,4	356,599	356,243
Accredited Mortgage Loan Trust
2007-1, 0.32% due 02/25/374	324,652	308,709
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.88% due 07/25/252,4	250,000	246,350
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.88% due 04/20/252,4	250,000	246,300
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/232	226,672	229,879
Southfork CLO Ltd.
2005-1A, 1.33% due 02/01/172,4	115,150	115,046
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	11,362	11,364
Total Asset Backed Securities
(Cost $75,174,672)		75,328,666

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
CSMC Series 2014-7R
2014-7R,0.34% due 12/27/372,4	$2,628,678	$2,532,995
2014-7R,0.33% due 10/27/362,4	2,489,485	2,374,222
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.29% due 06/15/282,4	1,000,000	997,838
2014-ICTS,1.59% due 06/15/282,4	1,000,000	996,852
2014-ICTS,2.09% due 06/15/282,4	500,000	498,283
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.24% due 04/15/322,4	2,350,000	2,337,963
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.05% due 08/15/312,4	800,000	797,870
2014-FL2,1.18% due 08/15/312,4	724,148	722,628
2014-FL2,1.63% due 08/15/312,4	500,000	501,368
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.17% due 07/15/312,4	1,000,000	997,882
2014-FL5,2.29% due 07/15/312,4	1,000,000	996,450
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.37% due 11/26/362,4	2,019,508	1,970,252
CSMC Series 2014-2R
2014-2R,0.38% due 02/27/462,4	1,713,910	1,591,413
CSMC Series 2014-5R
2014-5R,0.41% due 04/27/372,4	1,500,000	1,426,650
Banc of America Funding Ltd.
2013-R1,0.38% due 11/03/412,4	1,513,421	1,419,589
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.54% due 07/13/312,4	1,000,000	996,242
CSMC Series 2014-6R
2014-6R,0.36% due 09/27/362,4	856,563	813,776
COMM 2014-KYO Mortgage Trust
2014-KYO,2.54% due 06/11/272,4	700,000	698,244
CSMC Series 2014-ICE
2014-ICE,2.34% due 04/15/272,4	700,000	696,749
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.19% due 02/15/312,4	650,000	647,529

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/212,4,7	$563,351	$563,463
BLCP Hotel Trust
2014-CLRN,1.54% due 08/15/292,4	500,000	499,207
HarborView Mortgage Loan Trust
2006-12,0.38% due 01/19/384	521,237	439,524
CSMC Series 2014-9R
2014-9R,0.31% due 06/27/362,4	403,751	387,947
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/462,4	273,796	264,843
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.27% due 02/25/474	157,031	149,595
Total Collateralized Mortgage Obligation
(Cost $26,339,943)		26,319,374
CORPORATE BONDS†† - 8.1%
Financial - 4.3%
International Lease Finance Corp.
2.24% due 06/15/164	1,190,000	1,188,513
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,020,372
Royal Bank of Scotland Group plc
1.22% due 03/31/174	1,000,000	1,000,688
Citigroup, Inc.
1.24% due 07/25/164	780,000	782,208
Macquarie Bank Ltd.
1.07% due 03/24/172,4	500,000	502,423
JPMorgan Chase & Co.
0.90% due 02/26/164	400,000	400,546
Nomura Holdings, Inc.
1.74% due 09/13/164	320,000	322,349
Goldman Sachs Group, Inc.
1.48% due 04/30/184	300,000	303,165
Total Financial		5,520,264
Basic Materials - 1.6%
Glencore Funding LLC
1.44% due 05/27/162,4	1,160,000	1,163,071
Rio Tinto Finance USA plc
1.12% due 06/17/164	810,000	812,057
Total Basic Materials		1,975,128
Communications - 0.9%
Level 3 Financing, Inc.
3.91% due 01/15/184	1,180,000	1,185,900

	Face
	Amount	Value
CORPORATE BONDS†† - 8.1% (continued)
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/192	$1,000,000	$1,055,000
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	236,000	247,505
Utilities - 0.2%
AES Corp.
3.28% due 06/01/194	200,000	200,000
Consumer, Non-cyclical - 0.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	140,000	146,825
Total Corporate Bonds
(Cost $10,362,988)		10,330,622
SENIOR FLOATING RATE INTERESTS††,4 - 2.7%
Technology - 0.9%
Ciena Corp.
3.75% due 07/15/19	496,250	496,250
Sophia, LP
4.00% due 07/19/18	247,955	247,645
Infor, Inc.
3.75% due 06/03/20	232,094	228,710
LANDesk Group, Inc.
5.00% due 02/25/20	197,264	196,607
Total Technology		1,169,212
Communications - 0.6%
Univision Communications, Inc.
4.00% due 02/28/20	444,234	440,267
EMI Music Publishing
3.75% due 06/29/18	261,823	261,234
Total Communications		701,501
Financial - 0.5%
First Data Corp.
3.69% due 03/23/18	700,000	697,123
Consumer, Cyclical - 0.5%
Party City Holdings, Inc.
4.00% due 07/26/19	594,482	593,091
Basic Materials - 0.2%
CPG International, Inc.
4.75% due 09/30/20	226,889	224,620
Fortescue Metals Group Ltd.
3.75% due 06/28/19	–	–
Total Basic Materials		224,620
Total Senior Floating Rate Interests
(Cost $3,390,335)		3,385,547
Total Investments - 100.8%
(Cost $127,829,253)		$127,924,997
Other Assets & Liabilities, net - (0.8)%		(1,007,750)
Total Net Assets - 100.0%		$126,917,247

Other Information (unaudited)

†	Value determined based on Level 1 inputs – See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted – See Note 3.
†††	Value determined based on Level 3 inputs – See Note 3.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $90,447,416 (cost $90,342,396), or 71.3% of total net assets.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Repurchase Agreement – See Note 5.
4	Variable rate security. Rate indicated is rate effective at June 30, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
7
These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities, which represent 0.4% of net assets as of June 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1
3.28% due 09/01/21	9/25/2014	$ 563,351	$ 563,463

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the “Funds”) policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Guggenheim Strategy Funds Trust (the "Trust"). This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-Traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Investment Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2015.

 2. Federal Income Taxes

As of June 30, 2015, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund I	$865,986,941	$471,646	$(439,883)	$31,763
Guggenheim Strategy Fund II	329,844,914	437,186	(452,693)	(15,507)
Guggenheim Strategy Fund III	158,378,922	379,128	(304,400)	74,728
Guggenheim Variable Insurance Strategy Fund III	127,829,253	345,242	(249,498)	95,744

3. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim Strategy Fund I	$430,108	$842,651,311	$22,937,285	$866,018,704
Guggenheim Strategy Fund II	299,443	318,498,733	11,031,231	329,829,407
Guggenheim Strategy Fund III	253,692	151,806,720	6,393,238	158,453,650
Guggenheim Variable Insurance Strategy Fund III	253,692	122,165,081	5,506,224	127,924,997

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines classify these indicative quoted securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 6/30/15	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Asset Backed Securities	$22,937,285	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Asset Backed Securities	11,031,231	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	6,393,238	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	5,506,224	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the period.

The transfers in and out of the valuation levels as of June 30, 2015, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim Strategy Fund I
Transfers from Level 3 to Level 2
Asset Backed Securities	$5,478,471
Collateralized Mortgage Obligations	34,977,269
Total Transfers from Level 3 to Level 2	$40,455,740
Guggenheim Strategy Fund II
Transfers from Level 3 to Level 2
Asset Backed Securities	$1,846,115
Collateralized Mortgage Obligations	9,567,647
Total Transfers from Level 3 to Level 2	$11,413,762
Guggenheim Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$997,900
Collateralized Mortgage Obligations	8,243,324
Total Transfers from Level 3 to Level 2	$9,241,224
Guggenheim Variable Insurance Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$997,900
Collateralized Mortgage Obligations	8,304,119
Total Transfers from Level 3 to Level 2	$9,302,019

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The transfers from Level 3 to Level 2 were due to the availability of market price information for each respective security as of June 30, 2015.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value for the period ended June 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$20,152,742	$38,913,236	$59,065,978
Paydowns Received	(385,503)	(4,292,171)	(4,677,674)
Change in Unrealized Gain/Loss	(1,483)	356,204	354,721
Purchases	21,500,000	-	21,500,000
Sales/ Maturities	(12,850,000)	-	(12,850,000)
Transfers Out of Level 3	(5,478,471)	(34,977,269)	(40,455,740)
Ending Balance	$22,937,285	$-	$22,937,285
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$8,029,682	$10,772,448	$18,802,130
Paydowns Received	(447,291)	(1,320,168)	(1,767,459)
Realized Gain/Loss	2,616	-	2,616
Change in Unrealized Gain/Loss	(10,355)	115,367	105,012
Purchases	9,250,000	-	9,250,000
Sales/Maturities	(3,947,306)	-	(3,947,306)
Transfers Out of Level 3	(1,846,115)	(9,567,647)	(11,413,762)
Ending Balance	$11,031,231	$-	$11,031,231
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$5,489,478	$9,327,160	$14,816,638
Paydowns Received	(373,266)	(1,189,392)	(1,562,658)
Realized Gain/Loss	3,270	-	3,270
Change in Unrealized Gain/Loss	18,289	105,556	123,845
Purchases	5,000,000	-	5,000,000
Sales/ Maturities	(2,746,633)	-	(2,746,633)
Transfers Out of Level 3	(997,900)	(8,243,324)	(9,241,224)
Ending Balance	$6,393,238	$-	$6,393,238
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$5,018,858	$9,377,776	$14,396,634
Paydowns Received	(336,551)	(1,139,258)	(1,475,809)
Realized Gain/Loss	2,834	-	2,834
Change in Unrealized Gain/Loss	16,065	65,601	81,666
Purchases	4,250,000	-	4,250,000
Sales/ Maturities	(2,447,082)	-	(2,447,082)
Transfers Out of Level 3	(997,900)	(8,304,119)	(9,302,019)
Ending Balance	$5,506,224	$-	$5,506,224

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period ended June 30, 2015.
	Share Activity				For the period ended June 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 6/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	732,600	-	732,600	-	$ -	$ 51,575

Affiliated funds accounted for $(180,423) of the net realized loss on investments and $80,586 the change in net unrealized appreciation on investments during the period.

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period ended June 30, 2015.

	Share Activity				For the period ended June 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 6/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	297,619	-	297,619	-	$ -	$ 20,952

Affiliated funds accounted for $(73,297) of the net realized loss on investments and $32,738 of the change in net unrealized appreciation on investments during the period.

The Guggenheim Strategy Fund III had no transactions with affiliated funds during the period ended June 30, 2015.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period ended June 30, 2015.
	Share Activity				For the period ended June 30, 2015
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 6/30/2015	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$ -	$ 2,170

Affiliated funds accounted for $(13,761) of the net realized loss on investments and $15,110 of the change in net unrealized appreciation on investments during the period.

5. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

As of June 30, 2015, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 3.18% due 07/09/15	$1,947,000	$ 1,952,160	Nomad 2013-1A Inc., 0.00%, 01/15/15	$ 5,335,000	$ 4,534,750
	Jefferies & Company, Inc. 1.69% due 08/10/15	1,395,000	1,397,947	Detroit Michigan Water & Sewerage Department Systems Revenue, 5.50%, 07/01/24	1,435,000	1,583,523
	Jefferies & Company, Inc. 3.19% due 07/22/15	1,000,000	1,003,013	Centx CDO 2005-10A Sub, 0.00% 12/15/17	3,333,333	2,024,839
	Jefferies & Company, Inc. 1.69% due 08/10/15	610,000	611,289	Detroit Michigan Water Supply Systems Revenue, 5.00%, 07/01/20	605,000	674,575
	Jefferies & Company, Inc. 1.69% due 08/10/15	574,000	575,213	Detroit Michigan Water Supply Systems Revenue, 5.00%, 07/01/19	575,000	634,513
	Jefferies & Company, Inc. 1.69% due 08/10/15	421,000	421,889	Detroit Michigan Water & Sewerage Department Systems Revenue, 5.250%, 07/01/27	425,000	452,306
	Jefferies & Company, Inc. 1.69% due 08/10/15	304,000	304,642	Detroit Michigan Water Supply Systems Revenue, 5.25%, 07/01/27	310,000	338,365
Guggenheim Strategy Fund III	Jefferies & Company, Inc. 1.69% due 08/10/15	1,839,000	1,842,885	Detroit Michigan Water Supply Systems Revenue, 5.25%, 07/01/27	1,875,000	2,046,563
	Jefferies & Company, Inc. 2.69% due 07/07/15	489,000	489,256	Puerto Rico Commonwealth Govt Development Senior Notes H, 5.00%, 8/01/2023	1,880,000	771,477
	Jefferies & Company, Inc. 3.19% due 07/22/15	200,000	200,603	Centx CDO 2005-10A Sub, 0.00% 12/15/17	666,666	404,967
	Jefferies & Company, Inc. 2.68% due 07/07/15	91,000	91,047	Puerto Rico Commonwealth Govt Development Senior Notes H, 5.00%, 8/01/23	350,000	143,626
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 1.69% due 08/10/15	697,000	698,472	Detroit Michigan Water Supply Systems Revenue, 5.25%, 07/01/27	710,000	774,965
	Jefferies & Company, Inc. 1.69% due 08/10/15	554,000	555,170	Detroit Michigan Water & Sewerage Department Systems Revenue, 5.00%, 07/01/23	550,000	619,080
	Jefferies & Company, Inc. 1.69% due 08/10/15	395,000	395,834	Detroit Michigan Water Supply Systems Revenue, 5.00%, 07/01/19	395,000	435,883
	Jefferies & Company, Inc. 3.18% due 07/09/15	453,000	454.200	Nomad 2013-1A Inc., 0.00%, 01/15/25	1,241,000	1,054,850

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds’ investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Strategy Funds Trust

By:       /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:   August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:   August 28, 2015

By:       /s/ John L. Sullivan

Name:  John L. Sullivan

Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    August 28, 2015